Note 14 - Income Tax (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit), Continuing Operations, Discontinued Operations, Extraordinary Items	$ (1,000)	$ (33,000)	$ 261,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	55,000	85,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	4,871,000
Deferred Tax Assets, Tax Credit Carryforwards, Other	5,990,000
Unrecognized Tax Benefits	0	66,000	310,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	0	74,000	21,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 7,000
Cayman Islands [Member]
Effective Income Tax Rate Reconciliation, Tax Credits, Foreign			0.00%